Note 1 - Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Nature of Operations [Text Block]
NOTE
1
–
ORGANIZATION AND NATURE OF BUSINESS

Company Background

Protagenic Therapeutics, Inc. (“we,” “our,” “Protagenic” or “the Company”) was originally incorporated in Delaware on
February
3,
1994
under the name Millbrook Acquisition Corp. The Company was the successor to The Millbrook Press Inc., which was a wholly-owned subsidiary of Antia Publishing Company, a Delaware corporation, which in turn was a wholly-owned subsidiary of Groupe de la Cite International, a Science Anonyme organized under French law.  In
February
1994,
 the founders of the Company effected a management buyout by forming the Company which purchased substantially all of the assets of The Millbrook Press Inc.

For the next
10
years, the Company was involved in a variety of attempts at creating a profitable, sustainable business model in the publishing and retail sectors, none of which succeeded. On
February
6,
2004,
the Company filed a voluntary petition for relief under Chapter
11
of the Bankruptcy Code with the United States Bankruptcy Court for the District of Connecticut and changed its name to MPLC, Inc.

That same year, a biotechnology company called Protagenic Therapeutics, Inc. (referred to herein as “Prior Protagenic”) was organized on
September
29,
2004
in the State of Delaware. On
September
14,
2015,
Prior Protagenic obtained its renewal and revival of its Delaware charter which had become inoperative effective
August
7,
2015.
Prior Protagenic was a biotechnology company focused on the discovery, research and development of pre-clinical studies for developing novel, naturally occurring, human neuropeptide-based, brain- active therapeutics for treatment of depression, mood, anxiety and other neurodegenerative disorders. Prior Protagenic was also interested in acquiring exclusive intellectual property rights for peptide-based therapeutics for the treatment of neurological and mood disorders. As a result of the reverse merger discussed below, the Company has adopted Prior Protagenic’s business plan. Once the Company’s planned principal operations commence, its focus will be licensing certain technologies and the continued research of new technologies.

Protagenic Therapeutics Canada
(2006)
Inc. (“PTI Canada”) was incorporated in
2006
in the Province of Ontario, Canada. PTI Canada was a wholly-owned subsidiary of Prior Protagenic, and following the Special Meeting, as defined in Note
7
below, it became a wholly-owned subsidiary of the Company. PTI Canada provides operational support and assistance for the implementation of corporate and operational activities conducted in Canada.

On
January
31,
2007,
MPLC, Inc. entered into an exchange agreement with New Motion, Inc., a Delaware corporation formed in
March
2005
(“New Motion”), the stockholders of New Motion , and Trinad Capital Master Fund. On
May
2,
2007,
the Company changed its corporate name to New Motion, Inc.

As part of a corporate re-branding strategy, on
June
25,
2009,
the Company. changed its name to Atrinsic, Inc.  Its new corporate image was as a provider of “digital advertising and marketing services,” primarily digital music, casual games, interactive contests, and communities/lifestyles.

The Reverse Business Combination (Merger)

On
February
12,
2016
(“Closing Date”), Protagenic Acquisition Corp., a wholly-owned subsidiary of the Company (which at the time was named Atrinsic, Inc.), merged (the “Merger”) with and into Prior Protagenic. Prior Protagenic was the surviving corporation of the Merger. As a result of the Merger, the Company acquired the business of prior Protagenic and will continue the existing business operations of Prior Protagenic as a wholly-owned subsidiary. On
June
17,
2016,
Prior Protagenic merged with and into the Company with the Company as the surviving corporation in the merger. Immediately thereafter, the Company changed its name from Atrinsic, Inc. to Protagenic Therapeutics, Inc.

On the Closing Date, all of the issued and outstanding
(6,612,838)
shares of Prior Protagenic common stock converted, on a
1
for
1
basis, into shares of the Company’s Series B Convertible Preferred Stock, par value
$0.000001
per share (“Series B Preferred Stock”). Also on the Closing Date, all of the issued and outstanding options to purchase shares of Prior Protagenic common stock, and all of the issued and outstanding warrants to purchase shares of Prior Protagenic common stock, converted, on a
1
for
1
basis, into options (the “New Options”) and warrants (the “New Warrants”) respectively, to purchase shares of Series B Preferred Stock. New Options to purchase
1,807,744
shares of Series B Preferred, having an average exercise price of approximately
$0.87
per share, were issued to Prior Protagenic optionees. New Warrants to purchase
3,403,367
shares of Series B Preferred Stock at an average exercise price of approximately
$1.03
per share were issued to holders of Prior Protagenic warrants.

The common stockholders of Atrinsic, Inc. before the Merger (“Predecessor”) retained
25,867
shares of common stock, par value
$0.0001
per share (the “Common Stock”). Upon the effectiveness of the Merger, the holders of the Predecessor’s Series A Preferred Stock exchanged all of the issued and outstanding Series A Preferred Stock for an aggregate of
297,468
shares of Series B Preferred Stock. In addition, the holders of options to purchase Predecessor common stock were issued options (“Predecessor Options”) to purchase
17,784
shares of Series B Preferred Stock at
$1.25
per share. Warrants (“Predecessor Warrants”) to purchase
295,945
shares of Series B Preferred Stock at
$1.25
per share were issued to Strategic Bio Partners, LLC, the designee (the “Designee”) of the holders of the Predecessor’s debt in consideration of the cancellation of such debt amounting to
$665,000
in principal and
$35,000
in interest.

The Merger is being accounted for as a “Reverse Business Combination,” and Prior Protagenic is deemed to be the accounting acquirer in the merger. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Merger will be those of Prior Protagenic, and the consolidated financial statements after completion of the Merger will include the assets and liabilities of Prior Protagenic, historical operations of Prior Protagenic and combined operations of Prior Protagenic, Predecessor and the Company from the Closing Date of the Merger. Further, as a result of the issuance of the shares of Series B Preferred Stock pursuant to the Merger, a change in control of the Company occurred as of the date of consummation of the Merger.

The Merger will be treated as a recapitalization of the Company for financial accounting purposes. The historical financial statements of Predecessor before the Merger will be replaced with the historical financial statements of Prior Protagenic before the Merger in all future filings with the Securities and Exchange Commission (the “SEC”).

At the closing of the Merger, Predecessor had a
51%
interest in MomSpot, and the remaining
49%
was held by B.E. Global LLC. Barry Eisenberg is the sole owner of B.E. Global LLC and is the Chief Executive Officer of MomSpot LLC. Immediately after the closing of the Merger, the Company split off its
51%
membership interests in MomSpot. The split-off was accomplished through the transfer of all of its membership interests of MomSpot, having nominal value, to B.E. Global LLC via a split off agreement for nominal consideration.

Immediately after the closing of the Merger, the Company also split off all of its equity interest in
29
wholly-owned subsidiaries of Predecessor. The split-off was accomplished through the sale of all equity interests in these wholly-owned subsidiaries to Quintel Holdings, Inc. for nominal considerations via a split off agreement. These entities had nominal value.

The Private Offering

Concurrently and a condition of the closing of the Merger, we conducted the first
closing of an offering (the “Private Offering”) of our Series B Preferred Stock. At the
first
closing, we sold
2,775,000
shares of Series B Preferred Stock at a purchase price of
$1.25
per share, for which we received total gross consideration of
$3,468,750.
Of this amount,
$350,000
consisted of the conversion of outstanding stockholder debt held by Garo H. Armen, our chairmen and a member of our board of directors, and
$150,000
of legal expenses incurred by Strategic Bio Partners, LLC, on behalf of the stockholders of Predecessor, in conjunction with and as permitted under the terms of the Merger. On
March
2,
2016,
we completed the
second
closing of the Private Offering, at which we sold an additional
913,200
shares of Series B Preferred Stock, for total gross proceeds of
$1,141,500.
On
April
15,
2016
we completed the final closing of the Private Offering, at which we issued an additional
420,260
shares of Series B Preferred Stock to accredited investors, for total gross proceeds of
$525,325.
We paid the Placement Agent and its selected dealers total cash commissions of
$159,183
including allowable expenses of
$15,000
and
$266,727
of additional legal and miscellaneous fees. We also issued Placement Agent Warrants to purchase
127,346
shares of Series B Preferred Stock valued at
$146,641
using a Black-Scholes model at an exercise price of
$1.25
per share to the Placement Agent and its selected dealers. The Company determined the fair value of the binomial lattice model and the Black-Scholes valuation model to be materially the same. For all three
closings, we issued
4,108,460
shares of Series B Preferred Stock and raised total gross proceeds of
$4,635,575
and total net proceeds of
$4,283,438
(or total gross proceeds of
$5,135,575
and total net proceeds of
$4,783,438,
including the conversion of the
$350,000
in principal of stockholder debt, and
$150,000
of legal expenses incurred by the Predecessor’s stockholders.

Debt Exchange

Simultaneous with the Merger and the Private Offering, holders of
$665,000
of Predecessor debt accompanied with
$35,000
in accrued interest exchanged such debt for Predecessor Warrants to purchase
295,945
shares of Series B Preferred Stock at
$1.25
per share. The Predecessor Warrants were valued at
$340,784
(see Note
6).

The Reverse Split

Our stockholders voted at a special meeting held on
June
17,
2016
in favor of, and we effectuated, a
1
-for-
15,463.7183
reverse stock split of our common stock, or the Reverse Split. Additionally, as a result of the Reverse Split and in accordance with our certificate of designations for our Series B Preferred Stock, our Series B Preferred Stock immediately and automatically converted into our common stock on a
1
-for-
1
basis other than any Series B Preferred Stock (i) to the extent (but only to the extent) a Series B Preferred Stock holder would beneficially own greater than
9.99%
of our common stock (the “Springing Blocker”) and (ii) such holder has notified the Company in writing that it wants the Springing Blocker to apply to such holder. On
July
27,
2016,
10,146,000
of the Company’s
11,018,766
outstanding shares of Series B Preferred Stock were eligible to immediately convert into
10,146,000
shares of the Company’s common stock (accounting for the Reverse Split ratio) with
872,766
shares of Series B Preferred Stock remaining as a result of
one
holder exercising the Springing Blocker. As of
September
30,
2016,
8,221,837
shares of the Series B Preferred Stock were converted into
8,221,837
shares of common stock on the records of the Company, with the balance of the eligible shares of Series B Preferred Stock
(1,924,163)
being converted on the records of the Company during the
fourth
quarter of
2016
once all of the administrative paperwork was submitted to the Company’s transfer agent.

Also at this time, the total number of stock which the Company is authorized to issue will be
120,000,000,
consisting of
100,000,000
shares of common stock at a par value of
$0.0001
per share and
20,000,000
shares of preferred stock at a par value of
$0.000001
per share. All share and per share amounts for the common stock have been retroactively restated to give effect to the reverse split.

NOTE
1
                 ORGANIZATION AND NATURE OF BUSINESS

Protagenic Therapeutics, Inc. (“PTI U.S.A.”) was organized on
September
29,
2004
in the State of Delaware. On
September
14,
2015,
PTI U.S.A. obtained its renewal and revival of its Delaware charter which had become inoperative effective
August
7,
2015.
The Company is a privately held biotechnology company focused on the discovery, research and development of pre-clinical studies for developing novel, naturally occurring, human neuropeptide-based, brain- active therapeutics for treatment of depression, mood, anxiety and other neurodegenerative disorders. The Company is also interested in acquiring exclusive intellectual property rights for peptide-based therapeutics for the treatment of neurological and mood disorders. Once the Company’s planned principal operations commence, its focus will be licensing certain technologies and the continued research of the new technologies.

Protagenic Therapeutics Canada
(2006)
Inc. (“PTI Canada”) was incorporated in
2006
in the Province of Ontario, Canada. PTI Canada is a wholly-owned subsidiary of PTI U.S.A. (collectively, the “Company”). It provides operational support and assistance for the implementation of corporate and operational activities conducted in Canada.